REVENUE AND OTHER INCOME	12 Months Ended
Dec. 31, 2019
REVENUE AND OTHER INCOME
REVENUE AND OTHER INCOME

5.           REVENUE AND OTHER INCOME

Revenue comprises the fair value of the consideration received or receivable for the sale of goods. An analysis of the Company’s revenue and other income is as follows:

	For the years ended December 31,
	2019	2018	2017
	RMB’000	RMB’000	RMB’000
Revenue
Sale of goods	327,581	498,189	821,792
Other income
Interest income	73	36	32
Foreign exchange gain	74	450	—
Consulting income	109	—	—
Rent deposit refund	88	—	—
Other income	96	—	—
Gain on disposal of fixed assets	—	—	70
Rental income	14,196	14,151	14,151
	14,636	14,637	14,253